Summary of Significant Accounting Policies (Details)	1 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019 USD ($) segment	Sep. 30, 2018	Dec. 31, 2018 USD ($)
Cash, Uninsured Amount				$ 627,000		$ 1,450,000
Concentration Risk, Percentage	80.00%
Cash, FDIC Insured Amount				$ 198,000
Number of reportable segment | segment				1
Geographic Concentration Risk [Member]
Concentration Risk, Percentage		10.00%	10.00%			10.00%
Sales Revenue, Net [Member]
Concentration Risk, Percentage				10.00%	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk, Percentage				10.00%		10.00%